UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23175

MATRIX ADVISORS FUNDS TRUST

(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590, White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz

10 Bank Street, Suite 590

White Plains, NY 10606
(Name and address of agent for service)

1(800) 366-6223

Registrant's telephone number, including area code

Date of fiscal year end: June 30,2026

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Matrix Advisors Dividend Fund
MADFX
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the Matrix Advisors Dividend Fund (the “Fund”) for the period of  July 1, 2025 to December 31, 2025.  You can find additional information about the Fund at https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/. You can also request this information by contacting us at 1-800-366-6223.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matrix Advisors Dividend Fund	$47	0.90%
*	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$57,667,270
Number of Holdings	26
Net Advisory Fee	$117,611
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors*	(% of Net Assets)
Manufacturing	38.6%
Finance and Insurance	26.5%
Utilities	9.7%
Information	9.2%
Retail Trade	8.6%
Accommodation and Food Services	4.7%
Professional, Scientific, and Technical Services	1.8%
Cash & Other	0.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.3%
The PNC Financial Services Group, Inc.	5.0%
NextEra Energy, Inc.	4.9%
US Bancorp	4.9%
QUALCOMM, Inc.	4.9%
Texas Instruments, Inc.	4.9%
American Electric Power Co., Inc.	4.8%
JPMorgan Chase & Co.	4.7%
Morgan Stanley	4.7%
Amgen, Inc.	4.7%
*	Fund portfolio holdings are classified in this report according to primary business activity using the North American Industry Classification System (NAICS). However, the Fund’s investment adviser uses alternative industry classification systems for managing investment positions in the Fund’s portfolio.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code (above) or visit https://www.matrixadvisorsdividendfund.com/fund-application-and-documents-2/.
Matrix Advisors Dividend Fund	PAGE 1	TSR-SAR-57681H108

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your Fund documents not be householded, please contact  Matrix Asset Advisors, Inc., the Fund’s investment advisor, at 1-800-366-6223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matrix Asset Advisors, Inc. or your financial intermediary.
Matrix Advisors Dividend Fund	PAGE 2	TSR-SAR-57681H108

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Report.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Matrix Advisors Dividend Fund
Semi-Annual Financial Statements
December 31, 2025

Matrix Advisors Dividend Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace/Defense - 2.5%
General Dynamics Corp.	4,300	$1,447,638
Bank (Money Center) - 4.7%
JPMorgan Chase & Co.	8,500	2,738,870
Bank (Processing) - 3.5%
The Bank of New York Mellon Corp.	17,400	2,019,966
Bank (Regional) - 8.7%
M&T Bank Corp.	10,600	2,135,688
The PNC Financial Services Group, Inc.	13,700	2,859,601
		4,995,289
Bank (Super Regional) - 4.9%
US Bancorp	53,100	2,833,416
Biotechnology - 4.7%
Amgen, Inc.	8,300	2,716,673
Building Material and Supplies Dealers - 4.4%
The Home Depot, Inc.	7,425	2,554,942
Cable TV - 1.9%
Comcast Corp. - Class A	36,000	1,076,040
Computer Software and Services - 7.3%
Microsoft Corp.	8,650	4,183,313
Electric Utility - 4.8%
American Electric Power Co., Inc.	23,950	2,761,674
Food Products - 2.1%
Tyson Foods, Inc. - Class A	20,800	1,219,296
Hotels, Restaurants & Leisure - 4.7%
Starbucks Corp.	32,000	2,694,720
Manufacturing - 13.8%
Constellation Brands, Inc. - Class A	9,000	1,241,640
Lockheed Martin Corp.	5,350	2,587,635
Nestle SA - ADR	16,000	1,580,480
PepsiCo, Inc.	17,700	2,540,304
		7,950,059
Medical - Biomedical - 4.7%
Medtronic PLC	28,000	2,689,680
Professional, Scientific, and Technical Services - 1.8%
Accenture PLC - Class A	3,900	1,046,370

The accompanying notes are an integral part of these financial statements.

1

Matrix Advisors Dividend Fund
Schedule of Investments
December 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 4.2%
Target Corp.	25,000	$2,443,750
Securities Brokerage - 4.7%
Morgan Stanley	15,400	2,733,962
Semiconductor - 9.8%
QUALCOMM, Inc.	16,500	2,822,325
Texas Instruments, Inc.	16,250	2,819,213
		5,641,538
Telecommunications (Equipment) - 1.0%
Cisco Systems, Inc.	7,500	577,725
Utilities - 4.9%
NextEra Energy, Inc.	35,300	2,833,884
TOTAL COMMON STOCKS (Cost $41,881,630)		57,158,805
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.67%(a)	404,625	404,625
TOTAL MONEY MARKET FUNDS (Cost $404,625)		404,625
TOTAL INVESTMENTS - 99.8% (Cost $42,286,255)		$57,563,430
Other Assets in Excess of Liabilities - 0.2%		103,840
TOTAL NET ASSETS - 100.0%		$57,667,270

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

MATRIX ADVISORS DIVIDEND FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (UNAUDITED)

ASSETS:
Investments, at value	$57,563,430
Dividends receivable	68,470
Receivable for fund shares sold	58,573
Dividend tax reclaims receivable	4,970
Prepaid expenses and other assets	33,839
Total assets	57,729,282
LIABILITIES:
Payable for fund administration and accounting fees	21,140
Payable to Adviser	19,702
Payable for expense and other liabilities	9,775
Payable for audit fees	6,893
Payable for transfer agent fees and expenses	4,502
Total liabilities	62,012
NET ASSETS	$ 57,667,270
Net Assets Consists of:
Paid-in capital	$42,098,984
Total distributable earnings	15,568,286
Total net assets	$ 57,667,270
Net assets	$57,667,270
Shares issued and outstanding(a)	1,654,385
Net asset value per share	$34.86
Cost:
Investments, at cost	$42,286,255

(a)	Unlimited shares authorized with no par value.
The accompanying notes are an integral part of these financial statements.

3

Matrix Advisors Dividend Fund
Statement of Operations
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$776,204
Total investment income	776,204
EXPENSES:
Investment advisory fee	167,705
Fund administration and accounting fees	54,575
Federal and state registration fees	17,230
Transfer agent fees	15,675
Legal fees	15,088
Audit fees	7,268
Custodian fees	7,241
Trustees’ fees	6,072
Reports to shareholders	3,717
Other expenses and fees	7,083
Total expenses	301,654
Expense reimbursement by Adviser	(50,094)
Net expenses	251,560
Net investment income	524,644
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	343,246
Net realized gain (loss)	343,246
Net change in unrealized appreciation (depreciation) on:
Investments	2,935,226
Net change in unrealized appreciation (depreciation)	2,935,226
Net realized and unrealized gain (loss)	3,278,472
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,803,116

The accompanying notes are an integral part of these financial statements.

4

Matrix Advisors Dividend Fund
Statements of Changes in Net Assets

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
OPERATIONS:
Net investment income (loss)	$524,644	$1,037,989
Net realized gain (loss)	343,246	3,762,282
Net change in unrealized appreciation (depreciation)	2,935,226	3,538,205
Net increase (decrease) in net assets from operations	3,803,116	8,338,476
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,906,985)	(1,055,251)
Total distributions to shareholders	(3,906,985)	(1,055,251)
CAPITAL TRANSACTIONS:
Shares sold	2,927,142	4,318,907
Shares issued from reinvestment of distributions	3,780,395	1,031,378
Shares redeemed	(2,247,630)	(4,166,018)
Net increase (decrease) in net assets from capital transactions	4,459,907	1,184,267
Net increase (decrease) in net assets	4,356,038	8,467,492
NET ASSETS:
Beginning of the period	53,311,232	44,843,740
End of the period	$ 57,667,270	$53,311,232
SHARES TRANSACTIONS
Shares sold	81,766	129,672
Shares issued from reinvestment of distributions	107,222	30,810
Shares redeemed	(62,465)	(124,942)
Total increase (decrease) in shares outstanding	126,523	35,540

The accompanying notes are an integral part of these financial statements.

5

Matrix Advisors Dividend Fund
Financial Highlights

	Period Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.89	$30.05	$26.61	$27.97	$28.80	$22.97
INVESTMENT OPERATIONS:
Net investment income(a)	0.34	0.69	0.66	0.63	0.60	0.67
Net realized and unrealized gain (loss) on investments(b)	2.18	4.85	3.42	0.26	(0.64)	5.82
Total from investment operations	2.52	5.54	4.08	0.89	(0.04)	6.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.69)	(0.64)	(0.61)	(0.59)	(0.66)
Net realized gains	(2.19)	(0.01)	—	(1.64)	(0.20)	—
Total distributions	(2.55)	(0.70)	(0.64)	(2.25)	(0.79)	(0.66)
Net asset value, end of period	$34.86	$34.89	$30.05	$26.61	$27.97	$28.80
Total return(c)	7.17%	18.55%	15.46%	3.17%	−0.28%	28.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,667	$53,311	$44,844	$36,602	$28,894	$25,845
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.08%	0.99%	1.16%	1.23%	1.23%	1.37%
After expense reimbursement/ recoupment(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(d)	1.88%	2.08%	2.35%	2.29%	2.02%	2.58%
Portfolio turnover rate(c)	13%	27%	25%	31%	45%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Matrix Advisors Dividend Fund (the “Fund”) is a series of Matrix Advisors Funds Trust (the “Trust”), which was organized on July 20, 2016 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust is a diversified, open-end management investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on October 13, 2016. The Fund’s investment objective is to seek current income and capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund consistently follows the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading (generally 4:00 p.m., Eastern time). Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency. Foreign currency exchange rates generally are valued at the last sale price at the close on an exchange on which the security is primarily traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by Matrix Asset Advisors, Inc. (the “Advisor” or “Matrix”), the Fund’s investment advisor and valuation designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust under Rule 2a-5 of the 1940 Act. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.
Investments in other funds are valued at their respective NAVs as determined by those funds for purchase and/or redemption orders placed on that day, in accordance with the 1940 Act.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.
B.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

C.
Federal Income Taxes. The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its taxable income and any capital gains less any applicable capital loss carryforwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to

7

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
uncertain tax positions taken on returns filed for open tax years (2023 – 2025) or expected to be taken in the Fund’s 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and New York City. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
D.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

E.
Security Transactions, Investment Income, and Distributions. Security transactions are accounted for on the trade date. The Fund expects to make distributions of net investment income, if any, quarterly, and distributions of net capital gains, if any, at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

F.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by David A. Katz of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Fund. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.

H.
Subsequent Events. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined that no events have occurred that require disclosure in these financial statements.

NOTE 3 – AGREEMENTS AND RELATED PARTY TRANSACTIONS
The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor has overall responsibility for the general management and investment of the Fund’s portfolio, subject to the supervision of the Board. The Fund compensates the Advisor for its services at the annual rate of 0.60% of its average daily net assets, payable on a monthly basis. For the six months ended December 31, 2025, the Fund accrued $167,705 in advisory fees.
The Fund is responsible for its own operating expenses. Pursuant to an operating expenses limitation agreement between the Advisor and the Fund, the Advisor has contractually agreed to waive its fees or reimburse Fund expenses until at least October 31, 2026, to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) will not exceed 0.90% of the Fund’s average daily net assets (the “Expense Limit”). The Advisor is entitled to recoup the fees waived and/or expenses

8

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver and/or expense payment or (ii) the Expense Limit in place at the time of recoupment. Any such reimbursement will be reviewed by the Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of fees waived or expenses reimbursed. This arrangement can be terminated only by, or with the consent of, the Board upon 60 days’ written notice to the Advisor.
For the six months ended December 31, 2025, the Advisor waived advisory fees and reimbursed expenses totaling $50,094 in the aggregate. At December 31, 2025, the cumulative amount available for reimbursement that has been paid and/or waived is $262,047. Currently, the Advisor has agreed not to seek reimbursement of such fee reductions and/or expense payments. The Advisor may recapture a portion of this amount no later than the dates stated below:

June 30,			December 31, 2028
2026	2027	2028
$60,356	$104,754	$46,843	$50,094

The Fund’s Chief Compliance Officer (“CCO”) receives no compensation from the Fund; however, U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) was paid $4,000 during the six months ended December 31, 2025, for CCO support services.
NOTE 4 – INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the six months ended December 31, 2025, are as follows:

	Purchases	Sales
Common Stock	$19,716,804	$18,729,444

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2025, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$40,998,417
Gross tax unrealized appreciation	13,045,142
Gross tax unrealized depreciation	(744,703)
Net tax unrealized appreciation on investments	12,300,439
Undistributed ordinary income	471,571
Undistributed long-term capital gains	2,900,145
Total Distributable Earnings	3,371,716
Other accumulated gains (losses)	—
Total Accumulated Earnings	$15,672,155

The difference between book and tax unrealized appreciation is attributable primarily to the tax deferral of losses on wash sale adjustments.
U.S. GAAP required that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended June 30, 2025, the Fund had no permanent differences that were reclassified between paid-in capital and distributable earnings.
As of June 30, 2025, the Fund had no short term loss carryover and no long term loss carryover, which would not expire. These losses may offset future capital gains for federal income tax purposes. The Fund had no post-October losses, which are deferred until fiscal year 2026 for tax purposes. Capital losses incurred after October 31 (“post-October losses”) within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
As of June 30, 2025, the Fund had no qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.
The tax character of distributions paid during the six months ended December 31, 2025 and year ended June 30, 2025, were as follow:

	December 31, 2025	June 30, 2025
Distributions Paid From:
Ordinary Income*	$995,085	$1,055,251
Long-Term Capital Gain .	$2,911,900	$—
	$3,906,985	$1,055,251

*	For tax purposes, short-term capital gains are considered ordinary income.
The Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.
NOTE 6 – FAIR VALUE
The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

10

MATRIX ADVISORS DIVIDEND FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2025.

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$57,158,805	$ —	$ —	$57,158,805
Total Equity	$57,157,805	$—	$—	$57,157,805
Short-Term Investments	$404,625	$—	$—	$404,625
Total Investments in Securities .	$57,563,430	$—	$—	$57,563,430

*	Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.
NOTE 7 – SUBSEQUENT EVENTS
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

11

MATRIX ADVISORS DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)
PROXY VOTING INFORMATION
The Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures and how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, free of charge, upon request, by calling toll-free 1-800-366-6223. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
The Fund files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year (quarters ended September 30 and March 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings filed on Form N-PORT are publicly available 60 days after the end of the applicable quarter. The Fund’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at www.sec.gov. This information is also available, without charge, upon request, by calling toll free, 1-800-366-6223.
BOARD CONSIDERATION OF THE CONTINUATION OF THE INVESTMENT ADVISORY AGREEMENT
The Investment Advisory Agreement between Matrix Advisors Funds Trust (the “Trust”), on behalf of the Matrix Advisors Dividend Fund (the “Fund”), and Matrix Asset Advisors, Inc. (the “Advisor”) continues in effect from year to year, if such continuation is approved at least annually by the Trust’s Board of Trustees (the “Board”) at an in-person meeting called for that purpose (or in another manner permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) or pursuant to exemptive relief therefrom), and also by a vote of a majority of the trustees who are not “interested persons” of the Fund within the meaning of the 1940 Act (the “Independent Trustees”).
At a meeting held on August 20, 2025, the Board reviewed and discussed numerous documents that had been requested and provided prior to the meeting, including the Investment Advisory Agreement, a memorandum prepared by counsel to the Fund and the Independent Trustees (“Fund Counsel”) discussing in detail the Board’s fiduciary obligations and the factors they should assess in considering the renewal of the Investment Advisory Agreement, information provided by the Advisor in response to a request for information made on behalf of the Independent Trustees by Fund Counsel, including: (i) a profitability analysis of the Fund prepared by the Advisor with respect to the Fund and the Investment Advisory Agreement; (ii) comparative information about the Fund’s performance, advisory fee and net expense ratio; (iii) information regarding fees charged by the Advisor for advisory services provided to other clients managed by the Advisor; (iv) the Advisor’s best execution and trading policies; (v) the Advisor’s risk management system and related policies; (vi) the Advisor’s compliance program monitoring and the annual chief compliance officer compliance (“CCO”) program review; (vii) the Advisor’s cybersecurity practices; (viii) the Advisor’s overall financial condition and financial commitments to the Fund; (ix) information regarding the Advisor’s brokerage and soft-dollar practices and commissions paid by the Fund during the year ended June 30, 2025; (x) a copy of the Advisor’s Form ADV; (xi) the Advisor’s disaster recovery plan and related testing thereto; and (xii) other pertinent information. In addition, the Board received information periodically throughout the year that was relevant to the Investment Advisory Agreement renewal process, including performance, management fee and other expense information.
The Independent Trustees met separately in executive session with Fund Counsel to consider the renewal of the Investment Advisory Agreement. Based on its evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period.
In considering the Investment Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors noted below.
1.	The Nature, Extent and Quality of Services Provided by the Advisor to the Fund.
The Board considered the Advisor’s extensive experience in value investing. In addition to the Advisor’s experience as a value manager for over 35 years, the Board also considered the quality of the other services provided by the Advisor, including, but not limited to: the administration of the Fund’s compliance program, including the efforts of the CCO; Board services support; oversight and coordination of service providers, including U.S. Bank Global Fund Services (“Fund Services”) and Quasar Distributors, LLC (“Quasar”); general administrative services; and other

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MATRIX ADVISORS DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
services, such as the provision of office space to Fund officers. The Board then considered other information from Fund management, including the enhancement of services provided by the Advisor. The Board also considered information presented in the meeting materials, including a copy of the Investment Advisory Agreement and a copy of the Advisor’s Form ADV.
Based on the foregoing, the Board concluded that the range of services provided by the Advisor to the Fund was appropriate, and that the Advisor was qualified to provide such services to the Fund.
2.	The Cost of the Advisory Services and the Profits Realized by the Advisor from the Relationship with the Fund.
The Board then considered the Morningstar presentation with respect to the Fund that analyzed the fees and expenses charged by the Fund, as compared to a peer group of other mutual funds selected based on asset size, load structure and Morningstar classification (large value funds). The Board noted that the advisory fee of 0.60% charged by the Advisor was below the median (0.70%), and the Fund’s total expense ratio (net of fee waivers) of 0.90% was equal to the median (0.90%). The Board noted that the Advisor was currently waiving a substantial portion of its advisory fees for the Fund. The Board also reviewed the schedules of fees charged to other separately managed accounts (“SMAs”) of the Advisor with investment strategies similar to the Fund’s investment strategy, noting the Advisor’s representation that the average fee paid by such SMAs (0.52%) was lower than the Fund’s advisory fee of 0.60%. The Board also noted the additional services the Advisor provided to the Fund (but not its SMAs) including, but not limited to, the provision of the Fund’s officers, 1940 Act compliance, administrative services and the oversight of the Fund’s other service providers, including Fund Services and Quasar.
From a profitability standpoint, Fund Counsel reported that the Advisor waived a substantial portion of its advisory fees and the net advisory fee (after contractual fee waivers) paid to the Advisor by the Fund was approximately 0.50%. Fund Counsel added that after subtracting fees paid by the Advisor to various financial intermediaries in connection with the Fund’s NTF platform expenses, the Advisor’s net advisory fee was $81,718. The Board also reviewed the Advisor’s profitability analysis, noting the Advisor realized a profit in connection with the management of the Fund of $198,926 (before market and distribution fees were taken into account), but the Advisor was not realizing a profit in connection with the management of the Fund (after marketing and distribution fees were taken into account). The Board also noted that all distribution and sub-transfer agent related fees associated with the NTF platforms were paid by the Advisor and were not borne by the Fund.
Based on the foregoing, the Board concluded that the advisory fee paid by the Fund to the Advisor was reasonable in light of the nature, extent and quality of the services provided and fees paid by comparable funds and accounts. The Board also noted that the Advisor is financially sound and has maintained adequate profit levels to support its services to the Fund from the revenue of its overall investment advisory business, despite subsidizing the Fund’s operations.
3.	Investment Performance of the Fund and the Advisor.
The Board then reviewed the portion of the Morningstar presentation that compared the performance of the Fund to its peer group for the year-to-date, one-year, three-year and five-year periods ended June 30, 2025. The Board observed that the Fund outperformed the peer group median for the year-to-date and one-year period ended June 30, 2025, but underperformed the peer group median for the three-year and five-year periods ended June 30, 2025. The Board also reviewed the Fund’s performance compared to its benchmark index, the S&P 500, noting the Fund outperformed its benchmark for the year-to-date and one-year periods ended June 30, 2025, and underperformed its benchmark for the three-year, five-year, seven-year and since inception periods ended June 30, 2025. The Board also considered composite performance information for the Advisor’s dividend income SMAs.
The Board also considered the Fund’s performance compared to that of the Russell 1000 Value, and the portfolio commentary provided at each quarterly Board meeting and the Advisor’s analysis of the Fund’s performance. Finally, the Board noted its continued discussions with the Advisor throughout the year regarding the Fund’s performance and the Advisor’s commitment to review the strategies and investment selection process for the Fund.
After considering all of the information, the Board concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Board determined that, despite comparative underperformance for certain periods reviewed for the Fund, the Fund and its shareholders could benefit from the Advisor’s continued management.

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MATRIX ADVISORS DIVIDEND FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
4.	The Extent to Which Economies of Scale Will Be Realized as the Fund Grows and Whether Fee Levels Reflect those Economies of Scale.
The Board considered that the Fund, through the Advisor’s contractual fee waivers, was receiving access to economies of scale that they would not enjoy until significantly higher asset levels were achieved. The Board noted that the Fund’s advisory fee did not contain any breakpoint reductions as Fund assets grow in size, but the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Fund’s advisory fee structure, the Board concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund, at the Fund’s current asset level.
5.	Benefits Derived from the Advisor’s Relationship with the Fund and Other Factors.
With respect to the Fund, the Board also considered the direct and indirect benefits that could be derived by the Advisor from its association with the Fund, including greater name recognition. The Board also discussed the Advisor’s brokerage practices and best execution obligations, noting the benefits the Advisor may receive through the provision of brokerage and research services to the Advisor (through soft dollar commissions) by brokers executing transactions on behalf of the Fund. The Board concluded that the benefits the Advisor may receive appear to be reasonable and, in many cases, may benefit the Fund.
On the basis of the foregoing, the Board unanimously determined that the continuation of the respective Investment Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also concluded that the investment advisory fees paid to the Advisor continued to be fair and reasonable in consideration of the Fund, the profitability of the Fund to the Advisor and the services provided by the Advisor to the Fund.

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(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Report.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this Report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this Report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See the Statement of Operations within Item 7(a) of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of the Continuation of the Investment Advisory Agreement in Additional Information above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matrix Advisors Funds Trust

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	3/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Katz
David A. Katz, Principal Executive Officer/Principal Financial Officer

Date	3/5/2026

* Print the name and title of each signing officer under his or her signature.